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                          FRESCOSM* INDEX SHARES FUNDS
                    FRESCO (SM*) DOW JONES STOXX 50 (SM*) FUND
                 FRESCO (SM*) DOW JONES EURO STOXX 50 (SM*) FUND

    Supplement to Statement of Additional Information dated January 28, 2004

                                                                 April 19, 2004


Dear Investor,

     The following information supplements the information contained in the section entitled "Management of the Trust" in the Statement of Additional Information ("SAI").

     Effective April 19, 2004, Brian M. Storms resigned as a Trustee. Therefore, all information relating to Mr. Storms in the SAI is deleted.

                                                              --Item No. ZS-254